Acquisitions - Schedule of Cash Paid and Acquired for Acquisitions (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Cash acquired	$ (2,064)	$ (980)	$ (2,523)	$ (7,774)
Net cash paid	$ 68,920	$ 9,662	$ 34,054	$ 135,264
Series of Individually Immaterial Business Acquisitions
Business Combination, Separately Recognized Transactions [Line Items]
Number of acquisitions	4,000		4,000	7
Cash paid at closing	$ 70,984		$ 36,577	$ 143,038
Cash acquired	(2,064)		(2,523)	(7,774)
Net cash paid	68,920		$ 34,054	$ 135,264
Escrow deposit	$ 3,413